Derivative warrant liability - Black-Scholes pricing model (Details) - Derivative warrant liability - Black-Scholes pricing model	Sep. 30, 2020 Y $ / shares
Share price
Derivative warrant liability
Derivative warrant liability | $ / shares	1.31
Risk-free interest rate
Derivative warrant liability
Derivative warrant liability	0.23
Expected volatility
Derivative warrant liability
Derivative warrant liability	60.8
Expected life of warrant
Derivative warrant liability
Derivative warrant liability | Y	0.75
Expected dividend yield
Derivative warrant liability
Derivative warrant liability	0